Inventories	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Inventories	23. Inventories

	2017	2016
	£m	£m
Raw materials and consumables	1,193	1,068
Work in progress	2,381	2,299
Finished goods	1,983	1,735

	5,557	5,102